Quarterly Financial Data (Unaudited) (Schedule Of Quarterly Financial Information) (Details) (USD $) In Thousands, except Per Share data	3 Months Ended																12 Months Ended
	Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Quarterly Financial Data (Unaudited)
Revenues	$ 177,558	[1]	$ 162,147	[1]	$ 159,085	[1]	$ 146,286	[1]	$ 160,613	[1]	$ 166,637	[1]	$ 159,069	[1]	$ 164,243	[1]	$ 645,076	$ 650,562	$ 586,507
Income before income taxes	83,919	[1]	87,203	[1]	90,485	[1]	63,240	[1]	76,859	[1]	84,847	[1]	77,018	[1]	81,255	[1]	324,847	319,979	296,431
Net income	$ 72,928	[1]	$ 75,285	[1]	$ 70,611	[1]	$ 52,850	[1]	$ 64,229	[1]	$ 58,994	[1]	$ 66,755	[1]	$ 66,984	[1]	$ 271,674	$ 256,996	$ 250,745
Basic	$ 1.13	[1]	$ 1.16	[1]	$ 1.09	[1]	$ 0.82	[1]	$ 1.00	[1]	$ 0.92	[1]	$ 1.04	[1]	$ 1.04	[1]	$ 4.20	$ 3.99	$ 3.91
Diluted	$ 1.12	[1]	$ 1.15	[1]	$ 1.08	[1]	$ 0.81	[1]	$ 0.99	[1]	$ 0.91	[1]	$ 1.03	[1]	$ 1.03	[1]	$ 4.15	$ 3.95	$ 3.89

[1]	The sum of the individual quarterly net income per common share amounts may not agree with year-to-date net income per common share as each quarterly computation is based on the weighted average number of common shares outstanding during that period.